Prepaid And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2011
Prepaid And Other Current Assets [Abstract]
Schedule Of Prepaid And Other Current Assets

	2011	2010
Deferred consideration	$11.4	$—
Prepayments	10.8	11.6
Other current assets	3.5	3.8

Total prepaid and other current assets	$25.7	$15.4